Restatement of Previously Issued Financial Statements to Reflect Derivative Accounting (Details) - USD ($)		3 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended
	Oct. 14, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability		$ 74,840,000		$ 55,720,000	$ 74,840,000		$ 55,720,000
Change in fair value of warrant derivative liability		(30,330,000)			(19,120,000)	$ 0	(27,690,000)	$ 0
Units issued value			$ (10,719,999)				481,170,000
General and administrative expenses		481,780		1,279,019	990,698	$ 0	1,279,019	$ 0
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 28,030,000			55,720,000			55,720,000
Change in fair value of warrant derivative liability							(27,690,000)
General and administrative expenses							1,046,115
Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Units issued value	500,000,000
Public Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability		45,000,000		$ 37,000,000	45,000,000		$ 37,000,000
Public Warrants | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	18,830,000
Percentage of fair value to total public warrants				3.70%			3.70%
General and administrative expenses				$ 1,046,115
Sponsor Warrants
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability		$ 29,840,000		18,720,000	$ 29,840,000		$ 18,720,000
Sponsor Warrants | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	9,200,000
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	28,030,000			$ 55,720,000			55,720,000
Change in fair value of warrant derivative liability							(27,690,000)
General and administrative expenses							1,279,019
Restatement of warrants as derivative liabilities | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant derivative liability							$ 27,690,000
Common Stock | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liability	$ 481,170,000